S000010658 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	307 Months Ended	444 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
C000029536 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.69%	3.59%	15.19%
Performance Inception Date					Jan. 01, 1989
C000029537 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.29%	3.32%	14.89%
Performance Inception Date				Jun. 01, 2000